FAIR VALUE MEASUREMENT (Tables)	0 Months Ended
Jun. 30, 2011
Fair Value Measurement Tables [Abstract]
Financial items carried at fair value
	June 30, 2011
	U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$129	$—	$—	$129
Cash deposits and other	1,010	—	—	1,010
Marketable securities*:
Auction rate securities	—	—	41	41
Collateral debt obligations	5	—	1	6
Equity securities	110	—	—	110
Structured investment vehicles	—	102	—	102
Other	8	—	—	8
Derivatives **:
Liabilities derivatives - mainly options and forward contracts	—	(17)	—	(17)
Interest rate and cross-currency swaps (liabilities)	—	(133)	—	(133)
Asset derivatives—mainly options and forward contracts	—	33	—	33
Interest rate swaps	—	3	—	3

Total	$1,262	$(12)	$42	$1,292

	December 31, 2010
	U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$389	$—	$—	$389
Cash deposits and other	859	—	—	859
Marketable securities*:
Auction rate securities	—	—	77	77
Collateral debt obligations	9	—	1	10
Equity securities	109	—	—	109
Structured investment vehicles	—	82	—	82
Other—mainly debt securities	23	—	—	23
Derivatives **:
Liabilities derivatives—mainly options and forward contracts	—	(16)	—	(16)
Interest rate and cross—currency swaps (liabilities)	—	(70)	—	(70)
Assets derivatives—mainly options and forward contracts	—	17	—	17

Total	$1,389	$13	$78	$1,480

Activity for financial assets estimated utilizing Level 3 inputs
The following table summarizes the activity for those financial assets where fair value measurements are estimated utilizing Level 3 inputs:
	June 30,	December, 31
	2011	2010

	U.S. $ in millions
Carrying value at the beginning of the period	$78	$76
Amount realized	(54)	(9)
Net change to fair value:
Included in earnings - financial (income) finance - net	18	7
Included in other comprehensive income (loss)	—	4

Carrying value at the end of the period	$42	$78